Clough Select Equity ETF
Schedule of Investments
January 31, 2024 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Banking - 5.6%
ICICI Bank, Ltd. - ADR	12,238	$298,607
NU Holdings, Ltd. - Class A(a)	34,180	294,290
Total Banking		592,897

Consumer Discretionary Products - 2.9%
Skyline Champion Corp.(a)	4,429	303,298
Total Consumer Discretionary Products		303,298

Consumer Discretionary Services - 16.2%
Arcos Dorados Holdings, Inc. - Class A	23,190	287,092
Bowlero Corp. – Class A(a)	24,328	262,986
Carnival Corp.(a)	12,600	208,908
DraftKings, Inc. - Class A(a)	8,650	337,782
OneSpaWorld Holdings, Ltd.(a)	23,876	325,430
Service Corp. International	4,074	273,447
Total Consumer Discretionary Services		1,695,645

Health Care - 15.7%
Eli Lilly & Co.	366	236,293
Humacyte, Inc.(a)	107,081	355,508
Merck & Co., Inc.	1,949	235,400
Progyny, Inc.(a)	5,452	207,667
Roivant Sciences, Ltd.(a)	25,932	259,320
TransMedics Group, Inc.(a)	3,882	332,959
Total Health Care		1,627,147

Industrial Products - 7.3%
Blue Bird Corp.(a)	10,673	310,905
Northrop Grumman Corp.	528	235,889
RTX Corp.	2,310	210,487
Total Industrial Products		757,281

Industrial Services - 7.9%
Ferguson PLC	1,193	224,117
Rollins, Inc.	7,165	310,316
Sterling Infrastructure, Inc.(a)	3,716	279,072
Total Industrial Services		813,505

Materials - 4.4%
Ecolab, Inc.	1,185	234,891
Vale SA - ADR	15,668	214,495
Total Materials		449,386

Media - 3.7%
MakeMyTrip, Ltd.(a)	6,908	382,634
Total Media		382,634

Oil & Gas - 7.7%
Chesapeake Energy Corp.	3,710	286,078
Select Water Solutions, Inc.	29,876	232,136
TechnipFMC PLC	14,290	276,368
Total Oil & Gas		794,582

Real Estate - 2.7%
Redfin Corp.(a)	34,322	280,068
Total Real Estate		280,068

Software & Technology Services - 5.3%
ICF International, Inc.	2,184	303,663
SS&C Technologies Holdings, Inc.	4,098	250,060
Total Software & Technology Services		553,723

Technology Hardware & Semiconductors - 11.9%
ASML Holding NV	390	339,230
Broadcom, Inc.	263	310,340
Lam Research Corp.	383	316,040
Micron Technology, Inc.	3,170	271,828
Total Technology Hardware & Semiconductors		1,237,438

Telecommunications - 2.7%
Verizon Communications, Inc.	6,576	278,494
Total Telecommunications		278,494

Utilities - 4.8%
American Electric Power Co., Inc.	3,448	269,427
Avista Corp.	6,892	234,397
Total Utilities		503,824
TOTAL COMMON STOCKS (Cost $9,450,665)		10,269,922

SHORT-TERM INVESTMENTS - 2.8%
Money Market Funds - 2.8%
First American Treasury Obligations Fund - Class X, 5.25%(b)	294,453	294,453
TOTAL SHORT-TERM INVESTMENTS (Cost $294,453)		294,453

TOTAL INVESTMENTS - 101.6% (Cost $9,745,118)		$10,564,375
Liabilities in Excess of Other Assets - (1.6)%		(162,179)
TOTAL NET ASSETS - 100.0%		$10,402,196

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the seven-day effective yield as of January 31, 2024.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of January 31, 2024:

Clough Select Equity ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$10,269,922	$–	$–	$10,269,922
Money Market Funds	294,453	–	–	294,453
Total Assets	$10,564,375	$–	$–	$10,564,375

Refer to the Schedule of Investments for industry classifications.